Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash	€ 768,706	€ 831,885
Securities and time deposits	239,017	1,313,747
Cash and cash equivalents	1,007,723	2,145,632	€ 978,109	€ 708,882
Restricted cash	€ 18,820	€ 5,002